Related Party Transactions - Related Account Balances of Significant Transactions Between the Company, Excluding the Controlling Company, and Related Parties (Detail) - Company, excluding the controlling company [member] - KRW (₩)
₩ in Millions
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
POSCO PLANTEC Co., Ltd. [member]
Disclosure of transactions between related parties [line items]
Trade accounts and notes receivable		₩ 4,121
Other receivables		205
Total receivables		4,326
Trade accounts and notes payable		791
Other payables		8
Total payables		799
New Songdo International City Development, LLC [member]
Disclosure of transactions between related parties [line items]
Trade accounts and notes receivable	₩ 23,866	23,626
Other receivables	20,592	20,592
Total receivables	44,458	44,218
Other payables	3	10
Total payables	3	10
Chuncheon Energy Co., Ltd. [member]
Disclosure of transactions between related parties [line items]
Loan		8,234
Total receivables		8,234
Trade accounts and notes payable	444	657
Total payables	444	657
Samecheok Blue Power Co Ltd PO Spower [Member]
Disclosure of transactions between related parties [line items]
Trade accounts and notes receivable	92,715	34,945
Total receivables	92,715	34,945
Other payables	40,536	67,543
Total payables	40,536	67,543
Nickel mining company SAS [member]
Disclosure of transactions between related parties [line items]
Loan	62,420	60,516	₩ 59,664
Other receivables	143	120
Total receivables	62,563	60,636
CSP — Compania Siderurgica do Pecem [member]
Disclosure of transactions between related parties [line items]
Trade accounts and notes receivable	19,704	244,700
Other receivables		14,264
Total receivables	19,704	258,964
Other payables		33
Total payables		33
Zhongyue POSCO (Qinhuangdao) Tinplate Industrial Co., Ltd [member]
Disclosure of transactions between related parties [line items]
Trade accounts and notes receivable	6,534	10,273
Total receivables	6,534	10,273
Trade accounts and notes payable	1,023	633
Other payables	150
Total payables	1,173	633
PT. batutua tembaga raya [member]
Disclosure of transactions between related parties [line items]
Loan	35,355	36,291	35,100
Other receivables		19,993
Total receivables	35,355	56,284
Trade accounts and notes payable		56
Total payables		56
POSCO SeAH Steel Wire(Nantong) Co., Ltd. [member]
Disclosure of transactions between related parties [line items]
Trade accounts and notes receivable	13,889	7,035
Loan			3,354
Total receivables	13,889	7,035
Trade accounts and notes payable	193	101
Total payables	193	101
DMSA/AMSA [member]
Disclosure of transactions between related parties [line items]
Loan		57,999	64,297
Other receivables		1,672
Total receivables		59,671
South-East Asia Gas Pipeline Company Ltd. [member]
Disclosure of transactions between related parties [line items]
Trade accounts and notes receivable		14
Loan	91,003	147,367	191,107
Total receivables	91,003	147,381
Other associates and joint ventures [member]
Disclosure of transactions between related parties [line items]
Trade accounts and notes receivable	78,752	94,914
Loan	166,572	138,663
Other receivables	111,083	97,804
Total receivables	356,407	331,381
Trade accounts and notes payable	7,035	7,128
Other payables	11,446	13,379
Total payables	18,481	20,507
Associates and joint ventures [member]
Disclosure of transactions between related parties [line items]
Trade accounts and notes receivable	260,175	465,079
Loan	355,350	449,070	₩ 489,639
Other receivables	131,818	154,650
Total receivables	747,343	1,068,799
Trade accounts and notes payable	9,907	10,392
Other payables	52,135	80,973
Total payables	62,042	91,365
POSCO MITSUBISHI CARBON TECHNOLOGY [member]
Disclosure of transactions between related parties [line items]
Trade accounts and notes receivable	2,799	8,078
Total receivables	2,799	8,078
Trade accounts and notes payable	783	916
Total payables	783	916
TK CHEMICAL CORPORATION [member]
Disclosure of transactions between related parties [line items]
Trade accounts and notes receivable	21,916	37,373
Total receivables	21,916	37,373
Trade accounts and notes payable	429	110
Total payables	₩ 429	₩ 110